Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 17,415	$ 16,937	$ 16,804
Change of valuation allowance	96	478	133
Balance at end of the year	$ 17,511	$ 17,415	$ 16,937